ENVIRONMENTAL RECLAMATION PROVISION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Beginning balance	$ 3,383,000	$ 0
Additions to present value of environmental reclamation provision	0	1,200,000
Reclamation costs incurred	(250,000)	(200,000)
Interest or accretion expense	4,000	28,000
Deconsolidation of PC Gold Inc	(3,137,000)	0
Ending balance	0	3,383,000
Statements of Financial Position Presentation
ENVIRONMENTAL RECLAMATION PROVISION	0	3,383,000
Current Portion [Member]
Statement [Line Items]
Additions to present value of environmental reclamation provision	0	250,000
Non-Current Portion [Member]
Statement [Line Items]
Additions to present value of environmental reclamation provision	$ 0	$ 3,133,000